Summary Of Significant Accounting Policies (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Depreciation method			straight line
Revenues from time chartering of vessels	$ 11,606	$ 11,033	$ 23,085	$ 27,411
Revenues	20,790	18,510	40,569	39,610
Restatement adjustment
Decrease in net cash used in financing activities				10,000
Pooling arrangements
Revenues	3,470	3,401	6,903	6,968
Backstop agreements
Revenues	$ 5,714	$ 4,075	$ 10,581	$ 5,231